STOCK COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended								12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended
	Sep. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 27, 2012	Jun. 29, 2012	Dec. 31, 2012 2010-2012 Performance Period	Dec. 31, 2012 2011-2013 Performace Period	Dec. 31, 2012 2012 to 2014 Performance Period	Dec. 31, 2012 CCE's North American business	Dec. 31, 2010 CCE's North American business	Dec. 31, 2010 CCE's North American business Performance Period 2008-2010, 2009 and 2010	Dec. 31, 2011 CCE's North American business Performance Period 2008-2010 and 2010	Dec. 31, 2010 CCE's North American business 2009 Performance Period	Dec. 31, 2012 CCE's North American business 2009 Performance Period	Dec. 31, 2010 CCE's North American business 2009 Performance Period	Oct. 02, 2010 CCE's North American business 2009 Performance Period	Dec. 31, 2012 CCE's North American business CCE 2007 Performance Grants	Dec. 31, 2012 Stock Options	Dec. 31, 2012 1999 Option Plan	Dec. 31, 2012 2002 Option Plan	Dec. 31, 2012 2008 Option Plan	Dec. 31, 2012 Stock options granted in December 2003 and thereafter	Dec. 31, 2012 Stock options granted from 1999 through July 2003	Dec. 31, 2012 Performance share units	Dec. 31, 2011 Performance share units	Dec. 31, 2010 Performance share units	Dec. 31, 2012 Restricted stock	Dec. 31, 2011 Restricted stock	Dec. 31, 2010 Restricted stock	Dec. 31, 2012 1989 Restricted Stock Award Plan	Dec. 31, 2012 1983 Restricted Stock Award Plan	Dec. 31, 2012 Time-Based Restricted Stock Unit Awards	Dec. 31, 2012 Time-Based Restricted Stock Unit Awards CCE's North American business	Dec. 31, 2012 Performance-based Restricted Stock Unit Awards
STOCK COMPENSATION PLANS [Abstract]
Total stock-based compensation expense		$ 259	$ 354	$ 380
Total income tax benefit recognized in consolidated statements of income for share-based compensation arrangements		72	99	110
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted		467
Weighted-average period over which the total unrecognized compensation cost is expected to be recognized (in years)		1 year 9 months 18 days
Stock-based compensation awards
Vesting period of stock-based awards (in years)										3 years									4 years
Weighted-average assumptions used in the Black Scholes Merton option pricing model
Fair value of options at grant date (in dollars per share)		$ 3.80	$ 4.64	$ 4.70
Dividend yield (as a percent)		2.70%	2.70%	2.90%
Expected volatility (as a percent)		18.00%	19.00%	20.00%
Risk-free interest rate (as a percent)		1.00%	2.30%	3.00%
Expected term of the option (in years)		5 years	5 years	6 years
Share-based compensation disclosure
Common stock was approved to be issued or transferred through the grant of stock options (in shares)																				240,000,000	240,000,000	280,000,000
Granted (in shares)		53,000,000
Exercised (in shares)		(61,000,000)	(65,000,000)	(73,000,000)
Forfeited/expired (in shares)		(6,000,000)
Outstanding on December 31 (in shares)		309,000,000	323,000,000							4,000,000
Expected to vest at December 31, 2012 (in shares)		305,000,000
Granted, Weighted-Average Exercise Price (in dollars per share)		$ 34.40
Exercised, Weighted-Average Exercise Price (in dollars per share)		$ 24.43
Forfeited/expired, Weighted-Average Exercise Price (in dollars per share)		$ 30.01
Outstanding on December 31, Weighted-Average Exercise Price (in dollars per share)		$ 27.27	$ 25.62							$ 18.32
Expected to vest at December 31, 2012, Weighted-Average Exercise Price (in dollars per share)		$ 27.20
Expected to Vest, Weighted Average Remaining Contractual Life (in years)		5 years 9 months 15 days
Outstanding on December 31, 2012, Weighted-Average Remaining Contractual Life (in years)		P5Y9M26D
Exercisable on December 31, 2012, Weighted-Average Remaining Contractual Life (in years)		4 years 4 months 28 days
Outstanding on December 31, 2012, Aggregate Intrinsic Value (in dollars)		2,777
Expected to vest at December 31, 2012, Aggregate Intrinsic Value (in dollars)		2,765
Exercisable on December 31, 2012, Aggregate Intrinsic Value (in dollars)		2,200
Expiration period of stock-based awards (in years)										10													10	15
Total intrinsic value of options exercised		780	631	524
Number of Shares Available for Grant (in shares)		132,000,000								29,000,000																		32,000,000			80,000,000	48,000,000
Summary disclosures
Paid in cash equivalent (in shares)		(16,267)																							(16,000)	(19,462)	(27,650)
Canceled/forfeited (in shares)																									(800,000)			(44,000)
Outstanding on December 31 (in shares)																									17,584,000	11,366,000
Granted																									7,034,000
Outstanding on January 1, 2011, Weighted-Average Grant-Date Fair Value (in dollars per share)																									$ 25.41			$ 26.53
Granted, Weighted-Average Grant-Date Fair Value (in dollars per share)												$ 29.56													$ 29.95	$ 25.58	$ 25.17
Paid in cash equivalent, Weighted-Average Grant-Date Fair Value (in dollars per share)																									$ 27.30
Canceled/forfeited, Weighted-Average Grant-Date Fair Value (in dollars per share)																									$ 27.71			$ 26.54
Outstanding on December 31, 2012, Weighted-Average Grant-Date Fair Value (in dollars per share)																									$ 28.01	$ 25.41		$ 26.54	$ 26.53
Restricted shares units vested and released (in shares)		(4,301,732)	(2,084,912)	(1,850,466)																					4,302,000
Vested and released, Weighted-Average Grant-Date Fair Value (in dollars per share)																									$ 26.53
Share-based Compensation Arrangement by Share-based Payment Award Performance Share Unit Projected Payout Percentage													200.00%				200.00%
Number of shares issued due to modification in the performance awards													3,100,000	2,800,000	600,000
Intrinsic value of shares issued due to modification in the performance awards													98		22	91
Outstanding performance share units at the Threshold Award Level (in shares)		8,800,000
Outstanding performance share units at the Maximum Award Level (in shares)		26,400,000
Performance share awards paid in cash equivalent, value		0.6	0.7	0.7
Performance period for determining the number of shares earned by an employee, low end of the range (in years)																		1
Performance period for determining number of shares earned by employee, high end of the range (in years)																		3
Maximum percentage of target up to which additional shares may be granted (as a percent)																		200.00%
Replacement performance share unit awards at target (in shares)												3,300,000
Accelerated Share-based Compensation Expense											74
Restricted shares vested and released under performance share unit awards, total intrinsic value																												$ 148	$ 72	$ 58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Holding Period Awards, Granted before 2008		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Holding Period Awards Granted 2008 and beyond		1 year
Common Stock, Shares Authorized		11,200,000,000	11,200,000,000		11,200,000,000	5,600,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	2
Exercisable (in shares) Dec 31		194,000,000
Exercisable on dec 31, weighted average exercise price (in dollars per share)		$ 24.92
Performance share units outstanding based on the target award amounts (in shares)							5,105,000	5,655,000	6,824,000						100,000										98,000	4,444,000							774,000	65,000	92,000